Law Offices

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Ave NW, Suite 500 Washington, DC 20036 202.822.9611

Direct Dial - (202) 419-8417

1933 Act File No. 002-73024 1940 Act File No. 811-03213

September 11, 2009

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: Nationwide Variable Insurance Trust (the “Trust”) SEC File Nos. 002-73024 and 811-03213 Preliminary Proxy Materials

Ladies and Gentlemen:

     Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page and the preliminary Notice of Special Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Trust in connection with a special meeting of shareholders that is scheduled to be held on November 30, 2009.

     Please direct any inquiries regarding this filing to my attention at (202) 419-8417 or in my absence, Christopher J. Zimmerman, Esquire at (202) 419-8402.

Very truly yours, /s/Prufesh R. Modhera Prufesh R. Modhera, Esq.